OPTIONS AND WARRANTS (Narrative) (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 $ / shares shares	Mar. 31, 2017 USD ($) yr $ / shares shares
Options And Warrants 1		1,310,000
Options And Warrants 2 | $ / shares		$ 0.52
Options And Warrants 3 | yr		7.6
Options And Warrants 4		3,000,000
Options And Warrants 5		1,500,000
Options And Warrants 6 | $ / shares		$ 0.52
Options And Warrants 7 | yr		7.6
Options And Warrants 8		9,000,000
Options And Warrants 9		4,500,000
Options And Warrants 10 | $ / shares		$ 0.50
Options And Warrants 11 | $		$ 0
Options And Warrants 12 | $		2,425,495
Options And Warrants 13 | $		0
Options And Warrants 14 | $		0
Options And Warrants 15 | $		$ 600,000
Options And Warrants 16		3.4667%
Options And Warrants 17		72,000
Options And Warrants 18 | $ / shares		$ 6.25
Options And Warrants 19		18,000
Options And Warrants 20 | $		$ 800,000
Options And Warrants 21		3.4667%
Options And Warrants 22		72,000
Options And Warrants 23		102,000
Options And Warrants 24 | $ / shares		$ 5.00
Options And Warrants 25		18,000
Options And Warrants 26		13,316
Options And Warrants 27		13,606
Options And Warrants 28		6,945
Options And Warrants 29		15,799
Options And Warrants 30		18,105
Options And Warrants 31		90.00%
Options And Warrants 32 | $		$ 309,028
Options And Warrants 1	1,790,000
Options And Warrants 2 | $ / shares	$ 1.29
Options And Warrants 3	360,000
Options And Warrants 4	120,000
Options And Warrants 5	120,000
Options And Warrants 6	1,430,000
Options And Warrants 7	357,500
Options And Warrants 8	357,500
Options And Warrants 9	12
Options And Warrants 10	3
Options And Warrants 11	181,000
Options And Warrants 12	121,288